Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The components of basic and diluted net loss per share were as follows:

	Year Ended December 31,
(In thousands, except share and per share data)	2024	2023
Numerator:
Net loss from continuing operations	$(23,229)	$(11,931)
Net loss from discontinued operations	$(18,517)	$(6,719)
Net loss available for common shareholders	$(41,746)	$(18,650)
Denominator:
Weighted-average common shares outstanding – basic and diluted	1,020,185	99,391
Net loss per share attributable to Common Stockholders – basic and diluted	$(40.92)	$(187.64)

Schedule of Anti-Dilutive Shares	The Company excluded the following potential Common Stock equivalents presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to Common Stockholders for the periods indicated because including them would have had an anti-dilutive effect:
	Year Ended December 31,
	2024	2023
Shares subject to outstanding stock options	210	664
Shares subject to unvested restricted stock units	102,867	142
Shares subject to outstanding warrants	7,576,573	358,687
	7,679,650	359,493